FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets [Abstract]
Cash and due from banks	$ 48,156,000		$ 55,487,000
Interest bearing deposits - time	17,999,000		0
Securities available for sale	462,481,000		208,413,000
Liabilities [Abstract]
Deposits with stated maturity	444,581,000
Subordinated debentures	40,723,000		50,175,000
Reciprocal deposits included in deposits with no stated maturity	11,200,000		1,200,000
Reciprocal deposits included in deposits with stated maturity	72,300,000		32,000,000
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks	48,156,000		55,487,000
Interest bearing deposits	70,925,000		124,295,000
Interest bearing deposits - time	17,999,000
Trading securities	498,000		110,000
Securities available for sale	462,481,000		208,413,000
Federal Home Loan Bank and Federal Reserve Bank Stock	23,419,000		20,838,000
Net loans and loans held for sale	1,362,635,000		1,425,643,000
Accrued interest receivable	5,948,000		5,814,000
Derivative financial instruments	494,000		1,368,000
Liabilities [Abstract]
Deposits with no stated maturity	1,440,225,000	[1]	1,360,609,000	[1]
Deposits with stated maturity	444,581,000	[1]	418,928,000	[1]
Other borrowings	17,188,000		17,625,000
Subordinated debentures	40,723,000		50,175,000
Accrued interest payable	445,000		7,197,000
Derivative financial instruments	0		1,320,000
Fair Value Measurements [Member]
Assets [Abstract]
Cash and due from banks	48,156,000		55,487,000
Interest bearing deposits	70,925,000		124,295,000
Interest bearing deposits - time	18,000,000
Trading securities	498,000		110,000
Securities available for sale	462,481,000		208,413,000
Net loans and loans held for sale	1,333,229,000		1,400,385,000
Accrued interest receivable	5,948,000		5,814,000
Derivative financial instruments	494,000		1,368,000
Liabilities [Abstract]
Deposits with no stated maturity	1,440,225,000	[1]	1,360,609,000	[1]
Deposits with stated maturity	446,366,000	[1]	420,374,000	[1]
Other borrowings	19,726,000		21,463,000
Subordinated debentures	27,871,000		42,235,000
Accrued interest payable	445,000		7,197,000
Derivative financial instruments	0		1,320,000
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks	48,156,000		55,487,000
Interest bearing deposits	70,925,000		124,295,000
Interest bearing deposits - time	0
Trading securities	498,000		110,000
Securities available for sale	0		0
Net loans and loans held for sale	0		0
Accrued interest receivable	1,000		102,000
Derivative financial instruments	0		0
Liabilities [Abstract]
Deposits with no stated maturity	1,440,225,000	[1]	1,360,609,000	[1]
Deposits with stated maturity	0	[1]	0	[1]
Other borrowings	0		0
Subordinated debentures	0		7,956,000
Accrued interest payable	20,000		2,942,000
Derivative financial instruments	0		0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks	0		0
Interest bearing deposits	0		0
Interest bearing deposits - time	18,000,000
Trading securities	0		0
Securities available for sale	462,481,000		208,413,000
Net loans and loans held for sale	20,390,000		50,779,000
Accrued interest receivable	1,426,000		934,000
Derivative financial instruments	494,000		1,368,000
Liabilities [Abstract]
Deposits with no stated maturity	0	[1]	0	[1]
Deposits with stated maturity	446,366,000	[1]	420,374,000	[1]
Other borrowings	19,726,000		21,463,000
Subordinated debentures	27,871,000		34,279,000
Accrued interest payable	425,000		4,255,000
Derivative financial instruments	0		861,000
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks	0		0
Interest bearing deposits	0		0
Interest bearing deposits - time	0
Trading securities	0		0
Securities available for sale	0		0
Net loans and loans held for sale	1,312,839,000		1,349,606,000
Accrued interest receivable	4,521,000		4,778,000
Derivative financial instruments	0		0
Liabilities [Abstract]
Deposits with no stated maturity	0	[1]	0	[1]
Deposits with stated maturity	0	[1]	0	[1]
Other borrowings	0		0
Subordinated debentures	0		0
Accrued interest payable	0		0
Derivative financial instruments	$ 0		$ 459,000

[1]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $11.2 million and $1.2 million at December 31, 2013 and 2012, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $72.3 million and $32.0 million at December 31, 2013 and 2012, respectively.